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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code):   212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

        PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.	Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.61%)

Consumer Discretionary (27.57%)
	Apparel, Accessories & Luxury Goods (3.32%)
175,000	Fossil Group, Inc. [1]	$13,482,048	$20,989,500
400,000	Ralph Lauren Corp.	7,385,514	70,628,000

		20,867,562	91,617,500
	Automotive Retail (1.28%)
750,000	CarMax, Inc. [1]	14,772,081	35,265,000

	Broadcasting (3.21%)
800,000	Discovery Communications, Inc., Cl A [1]	20,124,774	72,336,000
110,000	Liberty Media Corp., Cl A [1]	7,766,559	16,109,500

		27,891,333	88,445,500
	Cable & Satellite (0.14%)
135,000	Starz Series A [1]	1,098,254	3,947,400

	Casinos & Gaming (2.64%)
375,000	Wynn Resorts Ltd.	0	72,828,750

	Education Services (0.42%)
325,000	DeVry Education Group, Inc. (formerly, DeVry, Inc.)	546,016	11,537,500

	Hotels, Resorts & Cruise Lines (3.92%)
800,000	Choice Hotels International, Inc.	3,577,372	39,288,000
1,025,000	Hyatt Hotels Corp., Cl A [1]	30,808,659	50,696,500
507,471	Norwegian Cruise Line Holdings Ltd. [1,2]	9,641,949	17,999,996

		44,027,980	107,984,496
	Internet Retail (4.88%)
1,052,295	HomeAway, Inc. [1]	27,704,048	43,017,820
70,000	priceline.com, Inc. [1]	11,322,990	81,368,000
243,907	zulily, Inc., Cl A [1]	5,840,689	10,105,067

		44,867,727	134,490,887
	Leisure Facilities (2.73%)
1,000,000	Vail Resorts, Inc.	19,491,424	75,230,000

	Specialty Stores (5.03%)
825,000	Dick’s Sporting Goods, Inc.	25,648,809	47,932,500
500,000	Tiffany & Co.	15,543,940	46,390,000
570,000	Tractor Supply Co.	18,855,913	44,220,600

		60,048,662	138,543,100

Total Consumer Discretionary		233,611,039	759,890,133

Shares		Cost	Value

Common Stocks (continued)

Consumer Staples (1.11%)
	Food Distributors (0.75%)
275,000	United Natural Foods, Inc. [1]	$14,611,786	$20,732,250

	Food Retail (0.36%)
258,876	Sprouts Farmers Market, Inc. [1]	4,659,768	9,948,605

Total Consumer Staples		19,271,554	30,680,855

Energy (5.50%)
	Oil & Gas Drilling (1.37%)
450,000	Helmerich & Payne, Inc.	13,140,149	37,836,000

	Oil & Gas Equipment & Services (2.18%)
235,000	Core Laboratories N.V. [2]	16,127,180	44,873,250
150,000	Oil States International, Inc. [1]	10,032,536	15,258,000

		26,159,716	60,131,250
	Oil & Gas Exploration & Production (1.08%)
274,500	Concho Resources, Inc. [1]	12,981,350	29,646,000

	Oil & Gas Storage & Transportation (0.87%)
450,000	Phillips 66 Partners LP	12,772,373	17,068,500
174,934	Western Gas Equity
	Partners LP	3,848,548	6,911,642

		16,620,921	23,980,142

Total Energy		68,902,136	151,593,392

Financials (11.85%)
	Asset Management & Custody Banks (1.61%)
400,000	Eaton Vance Corp.	7,605,392	17,116,000
325,000	T. Rowe Price Group, Inc.	7,848,785	27,225,250

		15,454,177	44,341,250
	Investment Banking & Brokerage (3.07%)
3,250,000	The Charles Schwab Corp.	4,038,655	84,500,000

	Office REITs (1.08%)
90,000	Alexander’s, Inc. [4]	4,303,170	29,700,000

	Property & Casualty Insurance (3.19%)
1,475,000	Arch Capital Group Ltd. [1,2]	16,099,416	88,042,750

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Real Estate Services (2.05%)
2,150,000	CBRE Group, Inc., Cl A [1]	$29,247,253	$56,545,000

	Regional Banks (0.85%)
450,000	First Republic Bank	11,878,902	23,557,500

Total Financials		81,021,573	326,686,500

Health Care (12.06%)
	Health Care Distributors (1.45%)
350,000	Henry Schein, Inc. [1]	9,382,832	39,991,000

	Health Care Equipment (3.28%)
850,000	IDEXX Laboratories, Inc. [1]	35,193,619	90,414,500

	Health Care Facilities (1.06%)
360,000	Universal Health Services, Inc., Cl B	21,989,006	29,253,600

	Health Care Technology (0.54%)
265,000	Cerner Corp. [1]	5,777,893	14,771,100

	Life Sciences Tools & Services (5.45%)
650,000	Illumina, Inc. [1]	28,570,043	71,903,000
275,000	Mettler-Toledo International, Inc. [1]	17,214,470	66,712,250
250,000	Quintiles Transnational Holdings, Inc. [1]	10,720,868	11,585,000

		56,505,381	150,200,250
	Pharmaceuticals (0.28%)
50,000	Perrigo Co. PLC (formerly, Perrigo Co.) [2]	7,777,500	7,673,000

Total Health Care		136,626,231	332,303,450

Industrials (18.92%)
	Air Freight & Logistics (0.53%)
250,000	C.H. Robinson Worldwide, Inc.	4,523,118	14,585,000

	Construction & Farm Machinery & Heavy Trucks (0.98%)
365,000	Westinghouse Air Brake Technologies Corporation	24,064,328	27,108,550
Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Electrical Components & Equipment (1.43%)
285,000	Roper Industries, Inc.	$24,284,403	$39,523,800

	Environmental & Facilities Services (1.88%)
350,000	Clean Harbors, Inc. [1]	19,615,010	20,986,000
265,000	Stericycle, Inc. [1]	7,445,071	30,785,050

		27,060,081	51,771,050
	Industrial Machinery (5.09%)
950,000	Colfax Corp. [1]	30,771,922	60,505,500
150,000	The Middleby Corp. [1]	23,539,575	35,995,500
515,000	Pall Corp.	34,248,477	43,955,250

		88,559,974	140,456,250
	Research & Consulting Services (5.81%)
1,485,000	Nielsen Holdings N.V. [2]	37,011,878	68,146,650
1,400,000	Verisk Analytics, Inc., Cl A [1]	36,266,466	92,008,000

		73,278,344	160,154,650
	Trading Companies & Distributors (3.20%)
1,175,000	Fastenal Co.	21,409,224	55,824,250
1,000,000	MRC Global, Inc. [1]	23,549,700	32,260,000

		44,958,924	88,084,250

Total Industrials		286,729,172	521,683,550

Information Technology (17.13%)
	Application Software (5.48%)
700,000	ANSYS, Inc. [1]	21,311,741	61,040,000
525,000	FactSet Research Systems, Inc.	28,837,255	57,004,500
675,000	Guidewire Software, Inc. [1]	32,565,956	33,122,250

		82,714,952	151,166,750
	Data Processing & Outsourced Services (3.08%)
725,000	FleetCor Technologies, Inc. [1]	26,676,932	84,948,250

	Internet Software & Services (3.19%)
190,000	LinkedIn Corp., Cl A [1]	11,166,201	41,197,700
128,032	Shutterstock, Inc. [1]	7,936,071	10,707,316
600,000	VeriSign, Inc. [1]	27,498,021	35,868,000

		46,600,293	87,773,016

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (5.38%)
165,000	Equinix, Inc. [1,4]	$11,551,173	$29,279,250
1,675,000	Gartner, Inc. [1]	36,797,038	119,008,750

		48,348,211	148,288,000

Total Information Technology		204,340,388	472,176,016

Materials (0.75%)
	Industrial Gases (0.75%)
185,000	Airgas, Inc.	12,122,086	20,692,250

Telecommunication Services (2.72%)
	Wireless Telecommunication Services (2.72%)
835,000	SBA Communications Corp., Cl A [1]	24,995,326	75,016,400

Total Common Stocks		1,067,619,505	2,690,722,546

Private Equity Investments (1.75%)

Consumer Discretionary (0.67%)
	Hotels, Resorts & Cruise Lines (0.67%)
5,200,000	Kerzner International Holdings Ltd., Cl A [1,2,3,4,6]	52,000,000	18,564,000

Financials (1.08%)
	Asset Management & Custody Banks (1.08%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	34,581,904	29,636,135

Total Private Equity Investments		86,581,904	48,200,135

Principal Amount		Cost	Value

Short Term Investments (1.61%)

$44,519,519	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2013, 0.00% due 1/2/2014; Proceeds at maturity - $44,519,519; (Fully collateralized by $46,815,000 U.S. Treasury Note, 2.50% due 8/15/2023; Market value - $45,410,550) [5]	$44,519,519	$44,519,519

Total Investments (100.97%)		$1,198,720,928	2,783,442,200

Liabilities Less Cash and Other Assets (-0.97%)			(26,769,735)

Net Assets			$2,756,672,465

Retail Shares (Equivalent to $62.08 per share based on 35,156,810 shares outstanding)			$2,182,471,700

Institutional Shares (Equivalent to $63.04 per share based on 9,108,408 shares outstanding)			$574,200,765

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2013, the market value of restricted and fair valued securities amounted to $48,200,135 or 1.75% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.69%)

Consumer Discretionary (22.83%)
	Apparel, Accessories & Luxury Goods (2.52%)
2,400,000	Under Armour, Inc., Cl A [1]	$38,491,543	$209,520,000

	Automotive Retail (0.43%)
750,000	Penske Automotive Group, Inc.	13,032,059	35,370,000

	Casinos & Gaming (1.48%)
3,334,700	Penn National Gaming, Inc. [1]	27,029,448	47,786,251
2,900,000	Pinnacle Entertainment, Inc. [1]	47,133,881	75,371,000

		74,163,329	123,157,251
	Distributors (3.16%)
8,000,000	LKQ Corp. [1]	51,835,917	263,200,000

	Education Services (1.71%)
1,933,605	Bright Horizons Family Solutions, Inc. [1]	62,778,518	71,040,648
2,000,000	DeVry Education Group, Inc. (formerly, DeVry, Inc.)	29,820,976	71,000,000

		92,599,494	142,040,648
	Home Improvement Retail (1.46%)
1,180,000	Lumber Liquidators Holdings, Inc. [1]	27,982,185	121,410,200

	Hotels, Resorts & Cruise Lines (2.94%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	147,698,325
271,739	Diamond Resorts International, Inc. [1]	3,804,346	5,016,302
2,725,000	Interval Leisure Group, Inc.	51,666,296	84,202,500
150,000	Marriott Vacations Worldwide Corp. [1]	6,373,784	7,914,000

		134,905,882	244,831,127
	Leisure Facilities (2.13%)
35,164	ClubCorp Holdings, Inc.	575,139	623,809
2,064,800	Vail Resorts, Inc. [4]	59,870,980	155,334,904
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada) [2]	15,542,103	21,271,058

		75,988,222	177,229,771
	Leisure Products (0.10%)
300,000	BRP, Inc. (Canada) [1,2]	6,242,137	8,514,944
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Movies & Entertainment (1.98%)
2,500,000	DreamWorks Animation SKG, Inc., Cl A [1]	$70,392,903	$88,750,000
1,025,000	Imax Corporation [1,2]	30,733,389	30,217,000
2,972,041	Manchester United plc, Cl A [1,2]	40,297,305	46,155,797

		141,423,597	165,122,797
	Publishing (1.10%)
1,175,000	Morningstar, Inc.	25,213,450	91,755,750

	Restaurants (0.96%)
450,000	Panera Bread Co., Cl A [1]	15,602,751	79,510,500

	Specialty Stores (2.86%)
4,100,000	Dick’s Sporting Goods, Inc.	69,383,822	238,210,000

Total Consumer Discretionary		766,864,388	1,899,872,988

Consumer Staples (5.35%)
	Brewers (0.59%)
201,400	The Boston Beer Co., Inc., Cl A [1]	29,104,380	48,696,506

	Food Distributors (2.08%)
2,290,237	United Natural Foods, Inc. [1]	98,857,949	172,660,968

	Household Products (1.19%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	99,420,000

	Packaged Foods & Meats (1.49%)
1,800,000	TreeHouse Foods, Inc. [1]	85,049,691	124,056,000

Total Consumer Staples		240,352,847	444,833,474

Energy (5.94%)
	Oil & Gas Drilling (0.91%)
900,000	Helmerich & Payne, Inc.	20,239,977	75,672,000

	Oil & Gas Equipment & Services (3.08%)
330,000	CARBO Ceramics, Inc.	21,169,022	38,454,900
750,000	Core Laboratories N.V. [2]	17,648,703	143,212,500
825,000	SEACOR Holdings, Inc. [1]	41,483,601	75,240,000

		80,301,326	256,907,400

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Exploration & Production (0.64%)
500,000	Denbury Resources, Inc. [1]	$2,806,886	$8,215,000
247,191	Oasis Petroleum, Inc. [1]	3,460,674	11,610,561
400,000	SM Energy Co.	13,315,693	33,244,000

		19,583,253	53,069,561
	Oil & Gas Storage & Transportation (1.31%)
70,000	MPLX LP	1,540,000	3,117,800
1,200,000	Targa Resources Corp.	36,086,844	105,804,000

		37,626,844	108,921,800

Total Energy		157,751,400	494,570,761

Financials (15.52%)
	Asset Management & Custody Banks (4.63%)
1,994,899	The Carlyle Group	43,767,989	71,058,302
2,200,000	Cohen & Steers, Inc.	59,239,244	88,132,000
1,400,000	Eaton Vance Corp.	24,642,109	59,906,000
1,199,681	Financial Engines, Inc.	18,866,956	83,353,836
600,000	Manning & Napier, Inc.	7,216,056	10,590,000
1,230,195	Oaktree Capital Group, LLC	53,958,848	72,384,674

		207,691,202	385,424,812
	Diversified REITs (0.27%)
712,000	American Assets Trust, Inc.	13,797,057	22,378,160

	Life & Health Insurance (1.34%)
2,593,617	Primerica, Inc.	61,295,845	111,292,105

	Multi-Sector Holdings (0.12%)
350,000	Leucadia National Corp.	3,987,635	9,919,000

	Office REITs (1.49%)
135,000	Alexander’s, Inc. [5]	28,435,048	44,550,000
3,400,000	Douglas Emmett, Inc.	44,383,104	79,186,000

		72,818,152	123,736,000
	Property & Casualty Insurance (2.96%)
4,125,000	Arch Capital Group Ltd. [1,2]	40,614,565	246,221,250

	Residential REITs (0.24%)
625,000	American Campus Communities, Inc.	15,945,384	20,131,250
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Specialized Finance (1.64%)
3,125,000	MSCI, Inc. [1]	$66,394,463	$136,625,000

	Specialized REITs (2.83%)
775,000	Alexandria Real Estate Equities, Inc. [5]	29,318,982	49,305,500
2,669,200	Gaming and Leisure Properties, Inc. [1]	57,851,002	135,622,052
1,650,000	LaSalle Hotel Properties	38,657,293	50,919,000

		125,827,277	235,846,552

Total Financials		608,371,580	1,291,574,129

Health Care (8.19%)
	Biotechnology (0.05%)
163,207	Foundation Medicine, Inc. [1]	4,220,437	3,887,591

	Health Care Equipment (1.47%)
400,000	Edwards Lifesciences Corp. [1]	5,349,910	26,304,000
900,000	IDEXX Laboratories, Inc. [1]	28,558,026	95,733,000

		33,907,936	122,037,000
	Health Care Facilities (2.05%)
275,000	Brookdale Senior Living, Inc. [1]	5,469,421	7,474,500
4,000,000	Community Health Systems, Inc. [1]	77,630,412	157,080,000
200,000	VCA Antech, Inc. [1]	3,991,557	6,272,000

		87,091,390	170,826,500
	Health Care Services (0.11%)
150,000	IPC The Hospitalist Co., Inc. [1]	3,121,418	8,908,500

	Health Care Supplies (0.78%)
262,500	Neogen Corp. [1]	3,887,774	11,996,250
1,077,686	West Pharmaceutical Services, Inc.	37,684,652	52,871,275

		41,572,426	64,867,525
	Life Sciences Tools & Services (2.60%)
550,000	Mettler-Toledo International, Inc. [1]	27,486,940	133,424,500
880,943	TECHNE Corp.	46,631,249	83,398,873

		74,118,189	216,823,373
	Pharmaceuticals (1.13%)
4,192,227	CFR Pharmaceuticals SA 144A, ADR [2,6]	98,078,788	94,157,418

Total Health Care		342,110,584	681,507,907

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (14.06%)
	Diversified Support Services (1.76%)
4,000,000	Copart, Inc. [1]	$49,463,499	$146,600,000

	Electrical Components & Equipment (2.29%)
3,365,000	Generac Holdings, Inc. [1]	17,467,948	190,593,600

	Environmental & Facilities Services (0.12%)
350,000	Tetra Tech, Inc. [1]	6,704,082	9,793,000

	Industrial Machinery (4.94%)
2,315,480	Colfax Corp. [1]	53,608,386	147,472,921
850,000	The Middleby Corp. [1]	74,456,718	203,974,500
400,000	Valmont Industries, Inc.	32,589,034	59,648,000

		160,654,138	411,095,421
	Railroads (2.31%)
2,000,000	Genesee & Wyoming, Inc., Cl A [1]	32,221,169	192,100,000

	Research & Consulting Services (1.09%)
530,000	The Advisory Board Co. [1]	28,120,684	33,745,100
375,000	IHS, Inc., Cl A [1]	15,320,116	44,887,500
600,000	Mistras Group, Inc. [1]	7,563,468	12,528,000

		51,004,268	91,160,600
	Trading Companies & Distributors (1.22%)
2,000,000	Air Lease Corp.	47,523,423	62,160,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	39,221,950

		64,806,160	101,381,950
	Trucking (0.33%)
475,000	Landstar System, Inc. [1]	11,073,375	27,288,750

Total Industrials		393,394,639	1,170,013,321

Shares		Cost	Value

Common Stocks (continued)

Information Technology (19.97%)
	Application Software (10.21%)
2,109,430	Advent Software, Inc. [1]	$31,797,327	$73,808,956
2,125,000	ANSYS, Inc. [1]	51,478,172	185,300,000
1,057,200	Bottomline Technologies (de), Inc. [1]	29,443,449	38,228,352
825,000	Concur Technologies, Inc. [1]	18,214,873	85,123,500
1,600,000	FactSet Research Systems, Inc.	80,624,740	173,728,000
1,083,387	Guidewire Software, Inc. [1]	34,544,867	53,161,800
1,600,000	Pegasystems, Inc.	49,240,202	78,688,000
1,057,024	RealPage, Inc. [1]	25,517,461	24,713,221
3,087,713	SS&C Technologies Holdings, Inc. [1]	52,369,849	136,662,177

		373,230,940	849,414,006
	Data Processing & Outsourced Services (1.61%)
3,050,000	MAXIMUS, Inc.	58,567,377	134,169,500

	Electronic Equipment & Instruments (0.70%)
650,000	FEI Company	24,367,636	58,084,000

	Internet Software & Services (2.98%)
771,394	Benefitfocus, Inc. [1]	33,516,972	44,540,289
999,653	CoStar Group, Inc. [1]	44,116,616	184,515,951
225,000	Shutterstock, Inc. [1]	15,012,217	18,816,750

		92,645,805	247,872,990
	IT Consulting & Other Services (3.81%)
6,000,000	Booz Allen Hamilton Holding Corp.	81,770,540	114,900,000
2,850,000	Gartner, Inc. [1]	45,787,107	202,492,500

		127,557,647	317,392,500
	Systems Software (0.66%)
3,500,000	TOTVS SA (Brazil) [2]	47,626,249	54,830,985

Total Information Technology		723,995,654	1,661,763,981

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (1.08%)
	Construction Materials (1.01%)
1,700,000	CaesarStone Sdot Yam Ltd. [1,2]	$30,268,064	$84,439,000

	Fertilizers & Agricultural Chemicals (0.07%)
4,897,742	Agrinos AS (Mexico) [1,2]	18,309,382	5,571,764

Total Materials		48,577,446	90,010,764

Telecommunication Services (0.16%)
	Wireless Telecommunication Services (0.16%)
150,000	SBA Communications Corp., Cl A [1]	524,868	13,476,000

Utilities (2.59%)
	Electric Utilities (2.59%)
2,245,000	ITC Holdings Corp.	69,683,649	215,115,900

Total Common Stocks		3,351,627,055	7,962,739,225

Private Equity Investments (0.52%)

Consumer Discretionary (0.32%)
	Hotels, Resorts & Cruise Lines (0.32%)
7,400,000	Kerzner International Holdings Ltd., Cl A [1,2,3,5,7]	74,000,000	26,418,000

Financials (0.12%)
	Asset Management & Custody Banks (0.12%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	8,630,998	9,975,729

Health Care (0.08%)
	Health Care Technology (0.08%)
828,286	Castlight Health, Inc. [1,3,5,7]	4,999,998	7,172,957

Total Private Equity Investments		87,630,996	43,566,686

Rights (0.00%)

Materials (0.00%)
	Fertilizers & Agricultural Chemicals (0.00%)
393,349	Agrinos AS (Mexico) Exp 7/15/2015 [1,2,3,6]	0	116,086

Principal Amount	Cost	Value

Short Term Investments (3.71%)

$308,865,470

Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2013, 0.00% due 1/2/2014; Proceeds at maturity - $308,865,470; (Fully collateralized by $19,405,000 U.S. Treasury Note, 2.00% due 11/30/2020; Market value - $18,944,131, $58,310,000 U.S. Treasury Note, 1.625% due 11/15/2022; Market value - $52,770,550, $110,615,000 U.S. Treasury Note, 2.00% due 2/15/2023; Market value - $103,563,294, $27,000,000 U.S. Treasury Note, 1.750% due 5/15/2023; Market value - $24,435,000, $53,345,000 U.S. Treasury Note, 1.875% due 6/30/2020; Market value - $52,144,738 and $65,140,000 U.S. Treasury Note, 2.500% due 8/15/2023; Market value - $63,185,800) [6]

	$308,865,470	$308,865,470

Total Investments (99.92%)	$3,748,123,521	8,315,287,467

Cash and Other Assets Less Liabilities (0.08%)		6,451,682

Net Assets		$8,321,739,149

Retail Shares (Equivalent to $72.37 per share based on 68,050,761 shares outstanding)		$4,925,008,557

Institutional Shares (Equivalent to $73.12 per share based on 46,452,899 shares outstanding)		$3,396,730,592

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2013, the market value of restricted and fair valued securities amounted to $43,682,772 or 0.52% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At December 31, 2013, the market value of Rule 144A securities amounted to $94,157,418 or 1.13% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.12%)

Consumer Discretionary (21.29%)
	Advertising (0.69%)
2,000,000	National CineMedia, Inc.	$30,553,304	$39,920,000

	Apparel, Accessories & Luxury Goods (4.34%)
650,000	Fossil Group, Inc. [1]	15,294,653	77,961,000
2,250,000	Iconix Brand Group, Inc. [1]	33,366,637	89,325,000
4,000,000	Quiksilver, Inc. [1]	10,643,095	35,080,000
1,900,000	Tumi Holdings, Inc. [1]	37,991,513	42,845,000
250,000	Vince Holding Corp. [1]	5,474,720	7,667,500

		102,770,618	252,878,500
	Broadcasting (2.14%)
850,000	Liberty Media Corp., Cl A [1]	10,355,916	124,482,500

	Cable & Satellite (0.30%)
601,076	Starz Series A [1]	822,311	17,575,462

	Casinos & Gaming (1.74%)
3,000,000	Penn National Gaming, Inc. [1]	17,926,778	42,990,000
300,000	Wynn Resorts Ltd.	1,271,840	58,263,000

		19,198,618	101,253,000
	Education Services (1.01%)
1,600,000	Bright Horizons Family Solutions, Inc. [1]	52,232,846	58,784,000

	Home Improvement Retail (1.68%)
950,000	Lumber Liquidators Holdings, Inc. [1]	24,622,142	97,745,500

	Homefurnishing Retail (1.69%)
1,500,000	Mattress Firm Holding Corp. [1]	38,344,769	64,560,000
500,000	Restoration Hardware Holdings, Inc. [1]	31,152,857	33,650,000

		69,497,626	98,210,000
	Internet Retail (1.66%)
2,250,000	HomeAway, Inc. [1]	54,558,103	91,980,000
831,800	Vitacost.com, Inc. [1]	5,961,007	4,816,122

		60,519,110	96,796,122
	Movies & Entertainment (2.09%)
1,350,000	The Madison Square Garden Co., Cl A [1]	34,741,205	77,733,000
1,250,000	SFX Entertainment, Inc. [1]	16,066,093	15,000,000
2,500,000	SFX Entertainment, Inc. (formerly, SFX Holding Corporation) [1,3,6]	10,000,000	28,975,000

		60,807,298	121,708,000
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)
	Restaurants (3.15%)
1,250,000	BJ’s Restaurants, Inc. [1]	$47,546,083	$38,825,000
1,000,000	Bravo Brio Restaurant Group, Inc. [1,4]	14,499,427	16,270,000
1,650,000	The Cheesecake Factory, Inc.	39,429,179	79,645,500
2,050,000	Del Frisco’s Restaurant Group, Inc. [1,4]	42,350,887	48,318,500

		143,825,576	183,059,000
	Specialty Stores (0.80%)
1,000,000	The Container Store Group, Inc. [1]	32,259,631	46,610,000

Total Consumer Discretionary		607,464,996	1,239,022,084

Consumer Staples (4.54%)
	Food Distributors (2.93%)
2,100,000	The Chefs’ Warehouse, Inc. [1,4]	34,148,417	61,236,000
1,450,000	United Natural Foods, Inc. [1]	62,683,145	109,315,500

		96,831,562	170,551,500
	Food Retail (1.61%)
2,000,000	Fairway Group Holdings Corp. [1]	35,756,477	36,240,000
875,600	Susser Holdings Corp. [1]	35,972,584	57,343,044

		71,729,061	93,583,044

Total Consumer Staples		168,560,623	264,134,544

Energy (7.99%)
	Oil & Gas Equipment & Services (2.60%)
200,000	CARBO Ceramics, Inc.	13,114,504	23,306,000
450,000	Core Laboratories N.V. [2]	17,021,125	85,927,500
1,500,000	Forum Energy Technologies, Inc. [1]	30,924,862	42,390,000

		61,060,491	151,623,500
	Oil & Gas Exploration & Production (0.94%)
311,642	Athlon Energy, Inc. [1]	6,664,254	9,427,170
502,099	Bonanza Creek Energy, Inc. [1]	15,723,864	21,826,244
500,000	Oasis Petroleum, Inc. [1]	7,000,000	23,485,000

		29,388,118	54,738,414

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Storage & Transportation (4.45%)
750,000	Phillips 66 Partners LP	$20,967,947	$28,447,500
4,650,000	Scorpio Tankers, Inc. [2]	38,863,225	54,823,500
1,000,000	Susser Petroleum Partners LP	22,483,830	33,180,000
750,000	Targa Resources Corp.	17,965,719	66,127,500
500,000	Tesoro Logistics LP	20,942,214	26,170,000
707,200	Valero Energy Partners LP [1]	18,492,945	24,363,040
1,000,000	Western Refining Logistics LP [1]	23,110,967	25,870,000

		162,826,847	258,981,540

Total Energy		253,275,456	465,343,454

Financials (9.41%)
	Asset Management & Custody Banks (2.67%)
625,000	Artisan Partners Asset Management, Inc.	21,210,498	40,743,750
1,650,000	Financial Engines, Inc.	25,939,078	114,642,000

		47,149,576	155,385,750
	Office REITs (0.71%)
450,000	SL Green Realty Corp.	9,721,974	41,571,000

	Real Estate Services (0.68%)
1,500,000	CBRE Group, Inc., Cl A [1]	7,261,912	39,450,000

	Specialized REITs (4.63%)
2,000,000	Chesapeake Lodging Trust	35,107,110	50,580,000
3,000,000	Gaming and Leisure Properties, Inc. [1]	60,149,822	152,430,000
1,500,000	LaSalle Hotel Properties	34,882,419	46,290,000
1,500,000	Sunstone Hotel Investors, Inc.	17,734,422	20,100,000

		147,873,773	269,400,000
	Thrifts & Mortgage Finance (0.72%)
1,750,000	Essent Group, Ltd. [1,2]	36,314,929	42,105,000

Total Financials		248,322,164	547,911,750

Health Care (8.30%)
	Biotechnology (0.60%)
750,000	Cepheid [1]	24,504,439	35,040,000
Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)
	Health Care Equipment (3.30%)
1,250,000	DexCom, Inc. [1]	$17,100,777	$44,262,500
670,922	IDEXX Laboratories, Inc. [1]	21,699,129	71,365,973
650,000	Insulet Corp. [1]	11,430,312	24,115,000
60,000	Intuitive Surgical, Inc. [1]	870,000	23,044,800
1,000,000	Masimo Corp. [1]	19,567,467	29,230,000

		70,667,685	192,018,273
	Health Care Facilities (1.67%)
2,985,000	Brookdale Senior Living, Inc. [1]	53,151,499	81,132,300
750,000	Emeritus Corp. [1]	19,131,389	16,222,500

		72,282,888	97,354,800
	Health Care Supplies (0.36%)
1,200,000	Endologix, Inc. [1]	15,625,235	20,928,000

	Life Sciences Tools & Services (2.37%)
300,000	Covance, Inc. [1]	10,515,514	26,418,000
1,250,000	ICON plc [1,2]	39,600,120	50,512,500
250,000	Mettler-Toledo
	International, Inc. [1]	14,245,818	60,647,500

		64,361,452	137,578,000

Total Health Care		247,441,699	482,919,073

Industrials (17.07%)
	Aerospace & Defense (4.63%)
2,000,000	DigitalGlobe, Inc. [1]	58,748,766	82,300,000
1,950,000	The KEYW Holding Corp. [1,4]	20,680,495	26,208,000
1,000,000	TransDigm Group, Inc. [1]	2,125,486	161,020,000

		81,554,747	269,528,000
	Building Products (0.46%)
1,500,000	Ply Gem Holdings, Inc. [1]	33,002,896	27,045,000

	Electrical Components & Equipment (2.66%)
900,000	Acuity Brands, Inc.	48,489,308	98,388,000
750,000	Polypore International, Inc. [1]	25,134,063	29,175,000
1,000,000	Thermon Group Holdings, Inc. [1]	22,704,300	27,330,000

		96,327,671	154,893,000
	Environmental & Facilities Services (3.06%)
1,150,000	Clean Harbors, Inc. [1]	29,600,019	68,954,000
2,500,000	Waste Connections, Inc.	44,418,371	109,075,000

		74,018,390	178,029,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Human Resource & Employment Services (0.60%)
1,000,000	On Assignment, Inc. [1]	$17,397,767	$34,920,000

	Industrial Machinery (2.84%)
450,000	Graco, Inc.	10,112,115	35,154,000
750,000	Nordson Corp.	22,985,460	55,725,000
100,000	Proto Labs, Inc. [1]	3,100,000	7,118,000
2,500,000	Rexnord Corp. [1]	47,210,825	67,525,000

		83,408,400	165,522,000
	Office Services & Supplies (0.55%)
1,451,700	Interface, Inc.	19,551,249	31,879,332

	Railroads (1.34%)
809,050	Genesee & Wyoming, Inc., Cl A [1]	22,253,549	77,709,253

	Research & Consulting Services (0.93%)
850,000	The Advisory Board Co. [1]	45,821,676	54,119,500

Total Industrials		473,336,345	993,645,085

Information Technology (20.16%)
	Application Software (7.26%)
1,750,000	ACI Worldwide, Inc. [1]	69,197,973	113,750,000
1,750,000	Advent Software, Inc. [1]	21,632,413	61,232,500
1,263,333	Guidewire Software, Inc. [1]	32,362,708	61,991,751
3,350,500	RealPage, Inc. [1]	68,281,327	78,334,690
700,000	The Ultimate Software Group, Inc. [1]	17,611,028	107,254,000

		209,085,449	422,562,941
	Data Processing & Outsourced Services (3.12%)
1,000,000	FleetCor Technologies, Inc. [1]	25,103,189	117,170,000
650,000	WEX, Inc. [1]	30,423,456	64,369,500

		55,526,645	181,539,500
	Electronic Equipment & Instruments (3.65%)
1,850,000	Cognex Corp.	30,234,604	70,633,000
708,767	Coherent, Inc. [1]	34,030,133	52,725,177
1,000,000	FEI Company	40,414,234	89,360,000

		104,678,971	212,718,177
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	Internet Software & Services (0.41%)
1,500,000	Angie’s List, Inc. [1]	$31,901,486	$22,725,000
2,545,455	Viggle, Inc. [1,3,6]	13,000,000	1,170,909

		44,901,486	23,895,909
	IT Consulting & Other Services (5.08%)
1,750,000	Acxiom Corp. [1]	42,987,182	64,715,000
400,000	Equinix, Inc. [1,5]	23,435,720	70,980,000
2,250,000	Gartner, Inc. [1]	41,942,702	159,862,500

		108,365,604	295,557,500
	Systems Software (0.64%)
1,909,580	Rally Software Development Corp. [1,4]	46,207,962	37,141,331

Total Information Technology		568,766,117	1,173,415,358

Materials (4.94%)
	Diversified Metals & Mining (1.24%)
4,000,000	Globe Specialty Metals, Inc. [4]	46,608,066	72,040,000

	Metal & Glass Containers (1.84%)
4,500,000	Berry Plastics Group, Inc. [1]	75,853,854	107,055,000

	Specialty Chemicals (1.22%)
1,500,000	Flotek Industries, Inc. [1]	30,309,109	30,105,000
2,916,666	Platform Acquisition Holdings Ltd. [1,2,5]	29,374,993	40,833,324

		59,684,102	70,938,324
	Steel (0.64%)
1,000,000	SunCoke Energy, Inc. [1]	16,688,469	22,810,000
540,000	SunCoke Energy Partners LP	12,078,854	14,634,000

		28,767,323	37,444,000

Total Materials		210,913,345	287,477,324

Telecommunication Services (4.05%)
	Wireless Telecommunication Services (4.05%)
148,323,290	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2,6]	30,976,387	33,402,594
2,250,000	SBA Communications Corp., Cl A [1]	16,073,051	202,140,000

Total Telecommunication Services		47,049,438	235,542,594

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Utilities (0.37%)
	Electric Utilities (0.37%)
225,000	ITC Holdings Corp.	$9,427,959	$21,559,500

Total Common Stocks		2,834,558,142	5,710,970,766

Private Equity Investments (0.22%)

Consumer Discretionary (0.22%)
	Hotels, Resorts & Cruise Lines (0.22%)
3,500,000	Kerzner International Holdings Ltd., Cl A [1,2,3,5,7]	35,000,000	12,495,000

Warrants (0.03%)

Consumer Discretionary (0.00%)
	Internet Retail (0.00%)
242,589	Vitacost.com, Inc. Warrants, Exp 2/15/2016 [1,3,6]	30,234	121,294

Information Technology (0.00%)
	Internet Software & Services (0.00%)
2,000,000	Viggle, Inc. Warrants, Callable Exp 8/22/2014 [1,3,6]	0	0
545,455	Viggle, Inc. Warrants, Non-Callable Exp 4/27/2015 [1,3,6]	0	5,455

Total Information Technology		0	5,455

Materials (0.03%)
	Specialty Chemicals (0.03%)
1,250,002	Platform Acquisition Holdings Ltd. Warrants Exp 10/31/2016 [1,2,3,5,6]	0	1,675,003

Total Warrants		30,234	1,801,752

Principal Amount		Cost	Value

Short Term Investments (2.25%)

$ 131,060,243	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2013, 0.00% due 1/2/2014; Proceeds at maturity - $131,060,243; (Fully collateralized by $137,820,000 U.S. Treasury Note, 2.50% due 8/15/2023; Market value - $133,685,400) [6]	$131,060,243	$131,060,243

Total Investments (100.62%)		$3,000,648,619	5,856,327,761

Liabilities Less Cash and Other Assets (-0.62%)			(35,982,274)

Net Assets			$5,820,345,487

Retail Shares (Equivalent to $34.79 per share based on 110,494,525 shares outstanding)			$3,843,752,788

Institutional Shares (Equivalent to $35.22 per share based on 56,120,167 shares outstanding)			$1,976,592,699

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2013, the market value of restricted and fair valued securities amounted to $44,442,661 or 0.76% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (99.39%)

Consumer Discretionary (25.62%)
	Apparel, Accessories & Luxury Goods (3.54%)
49,000	Fossil Group, Inc. [1]	$3,881,007	$5,877,060
72,000	lululemon athletica, inc. [1]	3,481,160	4,250,160
84,500	Under Armour, Inc., Cl A [1]	4,359,936	7,376,850

		11,722,103	17,504,070
	Automotive Retail (1.85%)
194,870	CarMax, Inc. [1]	5,355,334	9,162,787

	Broadcasting (5.22%)
138,500	Discovery Communications, Inc., Series C [1]	5,258,143	11,614,610
97,000	Liberty Media Corp., Cl A [1]	7,622,128	14,205,650

		12,880,271	25,820,260
	Homefurnishing Retail (0.92%)
67,500	Restoration Hardware Holdings, Inc. [1]	4,228,770	4,542,750

	Household Appliances (0.89%)
89,000	SodaStream International Ltd. [1,2]	5,380,826	4,417,960

	Internet Retail (8.91%)
752,000	Groupon, Inc. [1]	7,793,885	8,851,040
128,222	HomeAway, Inc. [1]	2,835,991	5,241,716
17,000	Netflix, Inc. [1]	4,428,967	6,258,890
9,950	priceline.com, Inc. [1]	2,904,773	11,565,880
146,000	Shutterfly, Inc. [1]	3,933,394	7,435,780
113,296	zulily, Inc., Cl A [1]	2,633,876	4,693,853

		24,530,886	44,047,159
	Movies & Entertainment (4.29%)
409,500	DreamWorks Animation SKG, Inc., Cl A [1]	11,543,100	14,537,250
430,240	Manchester United plc, Cl A [1,2]	7,216,953	6,681,627

		18,760,053	21,218,877

Total Consumer Discretionary		82,858,243	126,713,863

Energy (5.22%)
	Oil & Gas Equipment & Services (1.32%)
56,168	CARBO Ceramics, Inc.	3,803,705	6,545,257
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Exploration & Production (2.60%)
63,500	Concho Resources, Inc. [1]	$6,259,798	$6,858,000
127,381	Oasis Petroleum, Inc. [1]	2,452,303	5,983,086

		8,712,101	12,841,086
	Oil & Gas Storage & Transportation (1.30%)
177,200	Golar LNG Ltd. [2]	6,435,689	6,430,588

Total Energy		18,951,495	25,816,931

Financials (1.16%)
	Specialized Finance (1.16%)
25,500	IntercontinentalExchange
	Group, Inc. (formerly,
	IntercontinentalExchange, Inc.)	4,459,003	5,735,460

Health Care (9.68%)
	Biotechnology (1.53%)
132,500	Cepheid [1]	4,496,327	6,190,400
57,690	Foundation Medicine, Inc. [1]	1,284,770	1,374,176

		5,781,097	7,564,576
	Health Care Equipment (2.14%)
362,344	Masimo Corp. [1]	8,655,587	10,591,315

	Health Care Technology (1.48%)
121,000	Medidata Solutions, Inc. [1]	6,676,149	7,328,970

	Life Sciences Tools & Services (4.53%)
202,615	Illumina, Inc. [1]	9,829,655	22,413,271

Total Health Care		30,942,488	47,898,132

Industrials (8.86%)
	Aerospace & Defense (2.88%)
346,546	DigitalGlobe, Inc. [1]	10,110,452	14,260,368

	Electrical Components & Equipment (0.98%)
125,000	Polypore International, Inc. [1]	4,266,235	4,862,500

	Industrial Machinery (1.26%)
26,000	The Middleby Corp. [1]	3,816,147	6,239,220

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)
	Research & Consulting Services (3.74%)
60,500	IHS, Inc., Cl A [1]	$5,726,891	$7,241,850
171,000	Verisk Analytics, Inc., Cl A [1]	8,084,239	11,238,120

		13,811,130	18,479,970

Total Industrials		32,003,964	43,842,058

Information Technology (42.36%)
	Application Software (12.84%)
127,150	ANSYS, Inc. [1]	4,076,156	11,087,480
176,000	Citrix Systems, Inc. [1]	12,270,090	11,132,000
45,000	Concur Technologies, Inc. [1]	4,322,267	4,643,100
58,300	FactSet Research Systems, Inc.	4,298,127	6,330,214
323,500	Guidewire Software, Inc. [1]	9,039,718	15,874,145
321,708	RealPage, Inc. [1]	5,667,850	7,521,533
125,500	salesforce.com, inc. [1]	3,794,370	6,926,345

		43,468,578	63,514,817
	Internet Software & Services (13.79%)
584,000	Angie’s List, Inc. [1]	9,647,354	8,847,600
51,000	CoStar Group, Inc. [1]	1,600,964	9,413,580
109,507	Criteo SA, ADR [1,2]	3,394,717	3,745,139
31,500	LinkedIn Corp., Cl A [1]	5,834,530	6,830,145
181,500	Pandora Media, Inc. [1]	4,402,013	4,827,900
144,042	Shutterstock, Inc. [1]	5,536,830	12,046,233
108,441	Twitter, Inc. [1]	2,819,466	6,902,270
288,963	Xoom Corporation [1]	5,425,330	7,908,917
94,000	Zillow, Inc., Cl A [1]	6,321,931	7,682,620

		44,983,135	68,204,404
	IT Consulting & Other Services (9.40%)
444,575	Acxiom Corp. [1]	7,891,549	16,440,383
60,500	Equinix, Inc. [1,4]	3,127,997	10,735,725
272,144	Gartner, Inc. [1]	5,865,973	19,335,831

		16,885,519	46,511,939
	Semiconductors (1.37%)
170,000	Mellanox Technologies Ltd. [1,2]	7,343,714	6,794,900

	Systems Software (4.96%)
159,000	Imperva, Inc. [1]	6,235,718	7,652,670
178,000	Red Hat, Inc. [1]	8,822,510	9,975,120
100,000	Tableau Software, Inc., Cl A [1]	3,100,000	6,893,000

		18,158,228	24,520,790

Total Information Technology		130,839,174	209,546,850

Shares		Cost	Value

Common Stocks (continued)

Materials (3.77%)
	Construction Materials (1.45%)
144,569	CaesarStone Sdot Yam Ltd. [2]	$3,350,856	$7,180,742

	Fertilizers & Agricultural Chemicals (0.20%)
879,340	Agrinos AS (Mexico) [1,2]	5,398,763	1,000,354

	Metal & Glass Containers (2.12%)
440,206	Berry Plastics Group, Inc. [1]	7,751,226	10,472,501

Total Materials		16,500,845	18,653,597

Telecommunication Services (2.72%)
	Wireless Telecommunication Services (2.72%)
150,000	SBA Communications Corp., Cl A [1]	2,401,920	13,476,000

Total Common Stocks		318,957,132	491,682,891

Private Equity Investments (0.44%)

Health Care (0.44%)
	Health Care Technology (0.44%)
248,486	Castlight Health, Inc. [1,3,4,6]	1,500,001	2,151,889

Principal Amount

Short Term Investments (0.19%)

$935,136	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2013, 0.00% due 1/2/2014, Proceeds at maturity - $935,136; (Fully collateralized by $980,000 U.S. Treasury Note, 1.875% due 6/30/2020; Market value - $957,950) [5]	935,136	935,136

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

	Cost	Value

Total Investments (100.02%)	$321,392,269	$494,769,916

Liabilities Less Cash and Other Assets (-0.02%)		(80,043)

Net Assets		$494,689,873

Retail Shares (Equivalent to $19.60 per share based on 19,723,719 shares outstanding)		$386,502,916

Institutional Shares (Equivalent to $19.86 per share based on 5,448,672 shares outstanding)		$108,186,957

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2013, the market value of restricted and fair valued securities amounted to $2,151,889 or 0.44% of net assets. This security is deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.97%)

Consumer Discretionary (29.42%)
	Advertising (1.35%)
16,960	Omnicom Group, Inc.	$744,802	$1,261,315

	Apparel, Accessories & Luxury Goods (2.51%)
13,244	Ralph Lauren Corp.	2,107,029	2,338,493

	Broadcasting (2.79%)
17,789	Liberty Media Corp., Cl A [1]	1,053,200	2,605,199

	Casinos & Gaming (8.37%)
42,071	Las Vegas Sands Corp.	2,236,255	3,318,140
23,175	Wynn Resorts Ltd.	2,745,411	4,500,817

		4,981,666	7,818,957
	Internet Retail (9.13%)
10,762	Amazon.com, Inc. [1]	1,650,694	4,291,778
3,641	priceline.com, Inc. [1]	2,100,984	4,232,298

		3,751,678	8,524,076
	Restaurants (5.27%)
34,380	Starbucks Corp.	1,886,500	2,695,048
29,487	YUM! Brands, Inc.	1,685,862	2,229,512

		3,572,362	4,924,560

Total Consumer Discretionary		16,210,737	27,472,600

Consumer Staples (1.27%)
	Hypermarkets & Super Centers (1.27%)
9,954	Costco Wholesale Corp.	641,343	1,184,626

Energy (2.97%)
	Oil & Gas Equipment & Services (1.56%)
54,133	Frank’s International N.V. [2]	1,190,926	1,461,591

	Oil & Gas Storage & Transportation (1.41%)
36,240	Golar LNG Ltd. [2]	1,448,665	1,315,150

Total Energy		2,639,591	2,776,741

Financials (9.07%)
	Asset Management & Custody Banks (1.48%)
16,525	T. Rowe Price Group, Inc.	1,247,956	1,384,299
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Diversified Real Estate Activities (2.65%)
63,653	Brookfield Asset Management, Inc., Cl A [2]	$1,981,357	$2,471,646

	Specialized Finance (4.94%)
291,726	BM &FBOVESPA SA (Brazil) [2,4]	1,670,979	1,368,356
41,355	CME Group, Inc.	2,291,930	3,244,713

		3,962,909	4,613,069

Total Financials		7,192,222	8,469,014

Health Care (5.06%)
	Life Sciences Tools & Services (5.06%)
42,692	Illumina, Inc. [1]	1,663,348	4,722,589

Industrials (3.88%)
	Research & Consulting Services (2.15%)
30,503	Verisk Analytics, Inc., ClA [1]	1,203,478	2,004,657

	Trading Companies & Distributors (1.73%)
34,133	Fastenal Co.	885,614	1,621,659

Total Industrials		2,089,092	3,626,316

Information Technology (40.09%)
	Application Software (1.79%)
26,414	Citrix Systems, Inc. [1]	1,688,833	1,670,686

	Computer Hardware (4.77%)
7,939	Apple, Inc.	2,186,665	4,454,652

	Data Processing & Outsourced Services (7.96%)
4,043	MasterCard, Inc., Cl A	1,334,753	3,377,765
18,230	Visa, Inc., Cl A	1,816,915	4,059,456

		3,151,668	7,437,221
	Internet Software & Services (18.72%)
50,210	eBay, Inc. [1]	2,584,397	2,756,027
111,485	Facebook, Inc., Cl A [1]	3,031,293	6,093,770
5,019	Google, Inc., Cl A [1]	2,516,888	5,624,843
5,533	LinkedIn Corp., Cl A [1]	412,105	1,199,720
28,387	Twitter, Inc. [1]	738,062	1,806,833

		9,282,745	17,481,193

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (1.61%)
8,473	Equinix, Inc. [1,3]	$610,073	$1,503,534

	Semiconductor Equipment (2.93%)
29,187	ASML Holding N.V. [2]	1,960,743	2,734,822

	Systems Software (2.31%)
3,460	FireEye, Inc. [1]	69,200	150,890
35,917	Red Hat, Inc. [1]	1,795,740	2,012,789

		1,864,940	2,163,679

Total Information Technology		20,745,667	37,445,787

Materials (4.21%)
	Fertilizers & Agricultural Chemicals (4.21%)
33,747	Monsanto Co.	2,843,503	3,933,213

Total Common Stocks		54,025,503	89,630,886

Principal Amount

Short Term Investments (3.84%)

$3,589,497	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2013, 0.00% due 1/2/2014; Proceeds at maturity - $3,589,497; (Fully collateralized by $3,750,000 U.S. Treasury Note, 1.875% due 6/30/2020; Market value - $3,665,625) [4]	3,589,497	3,589,497

Total Investments (99.81%)		$57,615,000	93,220,383

Cash and Other Assets Less Liabilities (0.19%)			178,010

Net Assets			$93,398,393

Retail Shares (Equivalent to $16.09 per share based on 3,376,271 shares outstanding)			$54,307,468

Institutional Shares (Equivalent to $16.22 per share based on 2,410,517 shares outstanding)			$39,090,925

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 7 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (93.78%)

Consumer Discretionary (17.18%)
	Apparel, Accessories & Luxury Goods (2.67%)
6,610	Ted Baker PLC (United Kingdom) [2]	$203,889	$250,659
1,800	Vince Holding Corp. [1]	36,000	55,206

		239,889	305,865
	Casinos & Gaming (5.00%)
3,250	Churchill Downs, Inc.	281,165	291,362
10,830	Pinnacle Entertainment, Inc. [1]	269,448	281,472

		550,613	572,834
	Homefurnishing Retail (0.96%)
2,550	Mattress Firm Holding Corp. [1]	82,512	109,752

	Hotels, Resorts & Cruise Lines (1.21%)
83,000	Mandarin Oriental International Ltd. (Singapore) [2]	137,817	138,610

	Restaurants (3.27%)
13,470	Del Frisco’s Restaurant Group, Inc. [1]	265,691	317,488
1,100	Fiesta Restaurant Group, Inc. [1]	41,033	57,464

		306,724	374,952
	Specialized Consumer Services (2.86%)
3,830	Ascent Capital Group, Inc., Cl A [1]	317,077	327,695

	Specialty Stores (1.21%)
2,960	The Container Store Group, Inc. [1]	99,649	137,966

Total Consumer Discretionary		1,734,281	1,967,674

Consumer Staples (2.58%)
	Brewers (1.02%)
7,079	Craft Brew Alliance, Inc. [1]	106,023	116,237

	Food Retail (1.56%)
9,890	Fairway Group Holdings Corp. [1]	177,663	179,207

Total Consumer Staples		283,686	295,444

Shares		Cost	Value

Common Stocks (continued)

Energy (8.14%)
	Oil & Gas Equipment & Services (2.57%)
6,140	RigNet, Inc. [1]	$233,050	$294,290

	Oil & Gas Storage & Transportation (5.57%)
8,640	Tallgrass Energy Partners LP	216,296	224,640
5,390	Valero Energy Partners LP [1]	130,844	185,686
8,791	Western Refining Logistics LP [1]	201,426	227,423

		548,566	637,749

Total Energy		781,616	932,039

Financials (4.92%)
	Insurance Brokers (2.45%)
6,030	eHealth, Inc. [1]	203,164	280,335

	Specialized REITs (1.14%)
5,160	Chesapeake Lodging Trust	121,674	130,496

	Thrifts & Mortgage Finance (1.33%)
6,353	Essent Group, Ltd. [1,2]	125,590	152,853

Total Financials		450,428	563,684

Health Care (16.35%)
	Biotechnology (1.89%)
9,080	Foundation Medicine, Inc. [1]	254,994	216,286

	Health Care Equipment (3.88%)
7,670	Masimo Corp. [1]	208,109	224,194
13,330	Novadaq Technologies, Inc. [1,2]	222,682	219,812

		430,791	444,006
	Health Care Services (2.43%)
37,530	BioScrip, Inc. [1]	267,611	277,722

	Health Care Supplies (2.35%)
10,780	Spectranetics Corp. [1]	200,478	269,500

	Life Sciences Tools & Services (1.48%)
2,200	MorphoSys AG (Germany) [1,2,3]	177,892	169,610

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)
	Pharmaceuticals (4.32%)
6,360	Aratana Therapeutics, Inc. [1]	$112,900	$121,476
6,495	Pacira Pharmaceuticals Inc. [1]	328,072	373,397

		440,972	494,873

Total Health Care		1,772,738	1,871,997

Industrials (7.36%)
	Aerospace & Defense (2.80%)
4,050	Astronics Corp. [1]	212,205	206,550
8,470	The KEYW Holding Corp. [1]	112,453	113,837

		324,658	320,387
	Air Freight & Logistics (1.09%)
2,380	Park-Ohio Holdings Corp. [1]	100,856	124,712

	Construction & Engineering (1.02%)
3,750	Primoris Services Corp.	99,471	116,738

	Electrical Components & Equipment (0.96%)
7,760	Dialight PLC (United Kingdom) [2]	109,173	109,997

	Environmental & Facilities Services (1.49%)
10,530	Ceco Environmental Corp.	168,401	170,270

Total Industrials		802,559	842,104

Information Technology (30.16%)
	Electronic Equipment & Instruments (2.17%)
3,340	Coherent, Inc. [1]	214,124	248,462

	Internet Software & Services (14.48%)
4,790	Benefitfocus, Inc. [1]	218,357	276,575
11,400	E2open, Inc. [1]	252,980	272,574
6,498	Envestnet, Inc. [1]	229,884	261,869
26,850	Marchex, Inc. [1]	249,888	232,253
7,530	SciQuest, Inc. [1]	188,376	214,454
3,680	Textura Corp. [1]	124,303	110,179
10,610	Xoom Corp. [1]	321,027	290,396

		1,584,815	1,658,300

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (2.13%)
6,590	Acxiom Corp. [1]	$197,119	$243,698

	Semiconductor Equipment (2.08%)
9,280	PDF Solutions, Inc. [1]	206,392	237,754

	Semiconductors (1.95%)
4,000	Power Integrations, Inc.	215,970	223,280

	Systems Software (7.35%)
9,430	Barracuda Networks, Inc. [1]	169,740	374,182
4,820	Imperva, Inc. [1]	197,460	231,987
10,200	Qualys, Inc. [1]	221,793	235,722

		588,993	841,891

Total Information Technology		3,007,413	3,453,385

Materials (7.09%)
	Construction Materials (2.55%)
5,870	CaesarStone Sdot Yam Ltd. [2]	267,851	291,563

	Specialty Chemicals (2.54%)
14,520	Flotek Industries, Inc. [1]	307,744	291,416

	Steel (2.00%)
8,430	SunCoke Energy Partners LP	209,406	228,453

Total Materials		785,001	811,432

Total Common Stocks		9,617,722	10,737,759

Principal Amount

Short Term Investments (6.69%)

$766,297	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2013, 0.00% due 1/2/2014; Proceeds at maturity - $766,297 (Fully collateralized by $810,000 U.S. Treasury Note, 2.50% due 8/15/2023; Market value - $785,700) [3]	766,297	766,297

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2013 (UNAUDITED)

	Cost	Value

Total Investments (100.47%)	$10,384,019	$11,504,056

Liabilities Less Cash and Other Assets (-0.47%)		(53,656)

Net Assets		$11,450,400

Retail Shares (Equivalent to $11.67 per share based on 648,775 shares outstanding)		$7,568,722

Institutional Shares (Equivalent to $11.67 per share based on 332,512 shares outstanding)		$3,881,678

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	December 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1.  ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies with market capitalizations between $1 billion and $15 billion that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Discover Fund commenced investment operations on October 1, 2013.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation.  The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations.  Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Baron Investment Funds Trust	December 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

c) Securities Lending.  The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At December 31, 2013, the Funds did not have any securities on loan.

d) Repurchase Agreements.  The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3.  RESTRICTED SECURITIES

At December 31, 2013, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2013, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$18,564,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	29,636,135
Total Restricted Securities:		$48,200,135
(Cost $86,581,904) † (1.75% of Net Assets)
	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Castlight Health, Inc.	4/26/2012	7,172,957
Kerzner International Holdings Ltd., Cl A	9/27/2006	26,418,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	9,975,729
Rights
Agrinos AS Exp 7/15/2015	12/23/2013	116,086
Total Restricted Securities:		$43,682,772
(Cost $87,630,996) † (0.52% of Net Assets)
	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Viggle, Inc.	8/25/2011, 4/27/2012	$1,170,909
SFX Entertainment, Inc.	6/6/2012, 10/29/2012	28,975,000
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	12,495,000
Warrants
Platform Acquisition Holdings Ltd. Warrants Exp 10/31/2016	5/17/2013	1,675,003
Viggle, Inc. Warrants, Callable, Exp 8/22/2014	8/25/2011	5,455
Viggle, Inc. Warrants, Non-callable, Exp 4/27/2015	4/27/2012	0
Vitacost.com, Inc. Warrants, Exp 2/15/2016	2/17/2012	121,294
Total Restricted Securities:		$44,442,661
(Cost $58,030,234) † (0.76% of Net Assets)
	Baron Opportunity Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Castlight Health, Inc.	4/26/2012	$2,151,889
(Cost $1,500,001) (0.44% of Net Assets)

† See Schedules of Investments for cost of individual securities.

Baron Investment Funds Trust	December 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

4.  FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other significant inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$2,690,722,546	$–	$–	$2,690,722,546
Private Equity Investments †	–	–	48,200,135	48,200,135
Short Term Investments	–	44,519,519	–	44,519,519
Total Investments	$2,690,722,546	$44,519,519	$48,200,135	$2,783,442,200

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended December 31, 2013.

	Baron Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$7,868,581,807	$94,157,418	$–	$7,962,739,225
Private Equity Investments †	–	–	43,566,686	43,566,686
Rights	–	116,086	–	116,086
Short Term Investments	–	308,865,470	–	308,865,470
Total Investments	$7,868,581,807	$403,138,974	$43,566,686	$8,315,287,467

$5,571,764 was transferred out of Level 2 into Level 1 at December 31, 2013 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

†   See Schedules of Investments for additional detailed categorizations.

Baron Investment Funds Trust	December 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Small Cap Fund
	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$5,647,422,263	$63,548,503	$–	$5,710,970,766
Private Equity Investments †	–	–	12,495,000	12,495,000
Warrants †	–	1,801,752	–	1,801,752
Short Term Investments	–	131,060,243	–	131,060,243

Total Investments	$5,647,422,263	$196,410,498	$12,495,000	$5,856,327,761

$30,650,003 was transferred out of Level 3 into Level 2 at December 31, 2013 due to restricted investments that became listed on a national exchange. $33,402,594 was transferred out of Level 1 into Level 2 at December 31, 2013 as a result of adjusting closing prices for certain securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Opportunity Fund
	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$491,682,891	$–	$–	$491,682,891
Private Equity Investments	–	–	2,151,889	2,151,889
Short Term Investments	–	935,136	–	935,136

Total Investments	$491,682,891	$935,136	$2,151,889	$494,769,916

$1,000,354 was transferred out of Level 2 into Level 1 at December 31, 2013 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Fifth Avenue Growth Fund
	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$88,262,530	$1,368,356	$–	$89,630,886
Short Term Investments	–	3,589,497	–	3,589,497

Total Investments	$88,262,530	$4,957,853	$-	$93,220,383

$1,368,356 was transferred out of Level 1 into Level 2 at December 31, 2013 as a result of adjusting closing prices for a certain security (as described in Note 2a). It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Discovery Fund
	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks †	$10,568,149	$169,610	$-	$10,737,759
Short Term Investments	–	766,297	–	766,297

Total Investments	$10,568,149	$935,907	$-	$11,504,056

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the year ended December 31, 2013.

† See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2013

Private Equity Investments
Consumer Discretionary	$11,752,000	$–	$–	$6,812,000	$–	$–	$–	$–	$18,564,000	$6,812,000
Financials	21,168,668	–	–	8,467,467	–	–	–	–	29,634,135	8,467,467

Total	$32,920,668	$–	$–	$15,279,467	$–	$–	$–	$–	$48,200,135	$15,279,467

Baron Investment Funds Trust	December 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2013

Private Equity Investments
Consumer Discretionary	$16,724,000	$–	$–	$9,694,000	$–	$–	$–	$–	$26,418,000	$9,694,000
Financials	7,125,521	–	–	2,850,208	–	–	–	–	9,975,729	2,850,208
Health Care	4,999,998	–	–	2,172,959	–	–	–	–	7,172,957	2,172,959

Total	$28,849,519	$–	$–	$14,717,167	$–	$–	$–	$–	$43,566,686	$14,717,167

	Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2013

Private Equity Investments
Consumer Discretionary	$20,410,000	$–	$–	$21,060,000	$–	$–	$–	$(28,975,000)	$12,495,000	$4,585,000
Warrants
Unclassified	0	–	–	1,675,003	–	–	–	(1,675,003)	–	–

Total	$20,410,000	$–	$–	$22,735,003	$–	$–	$–	$(30,650,003)	$12,495,000	$4,585,000

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2013	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2013

Private Equity Investments
Health Care	$1,500,001	$–	$–	$651,888	$–	$–	$–	$–	$2,151,889	$651,888

Significant unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of December 31, 2013, were as follows:

Baron Asset Fund
Sector	Company	Fair Value as of December 31, 2013	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2013	Range used on December 31, 2013
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$29,636,135	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value(1)	5.78%	5.78%
				Discount for lack of marketability	3.92%	3.92%
				EV/Run Rate EBITDA Multiple(2)	10.87x	9.01x to 11.64x
				Adjustment to the EBITDA Multiple due to leverage(2)	2.65%	2.65%
				Change in the composite equity index of comparable companies	0.56%	-0.44% to 1.19%

(1) The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc., historical returns of the SMI 100 Index and the historical returns of the equity of comparable public companies. Nuveen Investments, Inc. is the sole asset of Windy City Investments Holdings, L.L.C.

(2) The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 2.65% to 10.87x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Investment Funds Trust	December 31, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2013, the components of net assets on a tax basis were substantially as follows:

			Baron	Baron	Baron Fifth	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Avenue Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,198,720,928	$3,748,123,521	$3,000,648,619	$321,392,269	$57,615,000	$10,384,019

Unrealized appreciation	$1,623,207,541	$4,633,058,410	$2,928,259,305	$181,766,009	$36,059,670	$1,254,270
Unrealized depreciation	(38,486,269)	(65,894,464)	(72,580,163)	(8,388,362)	(454,287)	(134,233)

Net unrealized appreciation	$1,584,721,272	$4,567,163,946	$2,855,679,142	$173,377,647	$35,605,383	$1,120,037

6. TRANSACTIONS IN “AFFILIATED” COMPANIES 1

	Baron Growth Fund

Name of Issuer	Value at September 30, 2013	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Shares Held at December 31, 2013	Value at December 31, 2013

“Affiliated” Company as of December 31, 2013:
Choice Hotels International, Inc.	$129,893,925	$–	$–	$17,804,400	$–	3,007,500	$147,698,325
Vail Resorts, Inc.	143,255,824	–	–	12,079,080	–	2,064,800	155,334,904

	$273,149,749	$–	$–	$29,883,480	$–		$303,033,229

	Baron Small Cap Fund

Name of Issuer	Value at September 30, 2013	Purchase Cost	Sales Proceeds	Net Change in Unrealized Appreciation (Depreciation)	Realized Gains/(Losses)	Shares Held at December 31, 2013	Value at December 31, 2013

“Affiliated” Company as of December 31:
Bravo Brio Restaurant Group, Inc.	$18,875,000	$–	$4,049,773	$1,443,977	$796	1,000,000	$16,270,000
The Chefs’ Warehouse, Inc.	48,510,000	–	–	12,726,000	–	2,100,000	61,236,000
Del Frisco’s Restaurant Group, Inc.	32,272,000	8,617,666	–	7,428,834	–	2,050,000	48,318,500
Globe Specialty Metals, Inc.	61,640,000	–	–	10,400,000	–	4,000,000	72,040,000
The KEYW Holding Corp.	30,262,500	–	3,882,062	(419,813)	247,375	1,950,000	26,208,000
Rally Software Development Corp.	–	46,207,962	–	(9,066,631)	–	1,909,580	37,141,331

	$191,559,500	$54,825,628	$7,931,835	22,512,367	248,171		$261,213,831

No Longer an "Affiliated" Company as of December 31, 2013:
BJ’s Restaurants, Inc.	$43,080,000	$–	$6,720,450	$4,187,542	$(1,722,092)	1,250,000	$38,825,000
Susser Petroleum Partners LP	34,638,000	–	4,721,709	2,197,161	1,066,548	1,000,000	33,180,000
Viggle, Inc.	1,654,546	–	–	(483,637)	–	2,545,455	1,170,909
Viggle, Inc., Warrants, Callable,
Exp 8/22/2014	–	–	–	–	–	2,000,000	–
Viggle, Inc., Warrants, Non-
callable, Exp 4/27/2015	38,182	–	–	(32,727)	–	545,455	5,455
Vitacost.com, Inc.	25,500,000	–	12,570,588	1,557,554	(9,670,844)	831,800	4,816,122
Vitacost.com, Inc. Warrants, Exp
2/16/2015	516,714	–	–	(395,420)	–	242,589	121,294

	$105,427,442	$–	$24,012,747	$7,030,473	$(10,326,388)		$78,118,780

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three month period ended December 31, 2013.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.   Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: February 25, 2014